INCOME TAXES - Schedule of Loss before Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic			$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Foreign			0	0	0
Loss before income taxes	$ (36,211,000)	$ (14,205,000)	$ (69,222,605)	$ (34,436,576)	$ (65,402,000)